PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated depreciation	$ (77,859)	$ (77,859)	$ (75,404)
Property, plant and equipment, gross		77,859	77,859
Property and equipment, net	0	0	2,455
Office Furniture and Equipment
Property, plant and equipment, gross	77,859	77,859	77,859
Property and equipment, net	$ 77,859	77,859
Medical equipment
Property, plant and equipment, gross		0	0
Telecommunications fiber and equipment
Property, plant and equipment, gross		$ 0	$ 0